Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Borrowings

14. Borrowings

Short term borrowings as of December 31, 2018, 2017 and 2016, and the related maximum amounts outstanding at the end of any month in each of the three years ended, are presented below.

(Dollars in thousands)	December 31,			Maximum Outstanding at Any Month End
	2018	2017	2016	2018	2017	2016
Securities sold under
agreements to
repurchase	$2,911	$9,769	$4,496	$4,620	$9,769	$6,018
Short-term borrowings
with FHLB:
Overnight advances	11,600	12,000	27,700	29,238	30,721	32,300
	$14,511	$21,769	$32,196	$33,858	$40,490	$38,318

The following table presents supplemental information related to short-term borrowings.

	Securities sold under agreements			Short-term borrowings with
(Dollars in thousands)	to repurchase			Federal Home Loan Bank
	2018	2017	2016	2018	2017	2016
Amount outstanding
as of December 31	$2,911	$9,769	$4,496	$11,600	$12,000	$27,700
Weighted average interest
rate as of December 31	2.13%	0.32%	0.18%	2.62%	1.54%	0.74%
Average amount out-
standing during the year	4,177	4,823	4,712	9,906	25,476	15,696
Weighted average interest
rate during the year	1.49%	0.64%	0.11%	1.92%	1.16%	0.60%

Long-term debt is comprised only of FHLB advances with an original maturity of one year or more. Outstanding balances were $15,000,000 as of December 31, 2018 and $25,000,000 as of December 31, 2017.

The following table summarizes the scheduled maturities of long-term debt as of December 31, 2018.

(Dollars in thousands)
	Scheduled	Weighted Average
Year	Maturities	Interest Rate
2019	15,000	1.59%
2020	-	-
2021	-	-
2022	-	-
2023	-	-
Thereafter	-	-
	$15,000	1.59%

The Bank has repurchase agreements with several of its depositors, under which customers’ funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company’s policy to completely collateralize repurchase agreements with U.S. Government securities. As of December 31, 2018, the securities that serve as collateral for securities sold under agreements to repurchase had a fair value of $8,666,000. The interest rate paid on these funds is variable and subject to change daily.

The Bank’s maximum borrowing capacity with the FHLB is $187,818,000, with a  balance of $26,600,000 outstanding as of December 31, 2018. In order to borrow additional amounts, the FHLB would require the Bank to purchase additional FHLB Stock. The FHLB is a source of both short-term and long-term funding. The Bank must maintain sufficient qualifying collateral to secure all outstanding advances. Qualifying collateral is defined by the FHLB and includes outstanding balances of the Company’s real estate loans, excluding loans with certain risk mitigants, including delinquencies and loans made to insiders, borrowers with low credit scores or loans with high loan-to-value ratios.